FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF TRADE RECEIVABLES AGING	The components of the trade receivables aging at December 31, 2023 are as follows:
	Current	30 – 60 days	60 – 90 days	More than 90 days	Total

Trade and other receivables	$4,879	$333	$19	$261	$5,492

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES, INCLUDING ESTIMATED INTEREST PAYMENTS

The following are the contractual maturities of financial liabilities, including estimated interest payments at December 31, 2023:

	Carrying amount	2024	2025	Thereafter
Liabilities
Fair value of commodity contracts	$128	$128	$-	$-
Lease payable	1,230	1,068	162	-
Loans and borrowings	29,612	-	-	29,612
Trade and other payables	17,648	17,648	-	-
	$48,618	$18,844	$162	$29,612

SCHEDULE OF FINANCIAL COMMODITY CONTRACTS OUTSTANDING

At December 31, 2023, the following financial commodity contracts were outstanding and recorded at estimated fair value:

		Total Volume Hedged	Price
Commodity	Period	(BBLS)	($/BBL)
Oil – WTI Put	January 1, 2024 to March 31, 2024	25,500	$60.00
Oil – WTI Swap	January 1, 2024 to May 31, 2024	40,000	$62.77
Oil – WTI Costless Collars	January 1, 2024 to June 30, 2024	6,000	$65.00 - $79.50
Oil – WTI Costless Collars	January 1, 2024 to June 30, 2024	24,000	$65.00 - $86.00
Oil – WTI Costless Collars	January 1, 2024 to December 31, 2024	60,000	$65.00 - $89.50
Oil – WTI Put	April 1, 2024 to June 30, 2024	1,650	$60.00
Oil – WTI Costless Collars	April 1, 2024 to June 30, 2024	1,950	$65.00 - $94.55
Oil – WTI Costless Collars	June 1, 2024 to June 30, 2024	8,000	$60.00 - $78.15
Oil – WTI Costless Collars	July 1, 2024 to September 30, 2024	21,000	$60.00 - $86.65
Oil – WTI Costless Collars	July 1, 2024 to September 30, 2024	18,000	$60.00 - $78.00
Oil – WTI Costless Collars	July 1, 2024 to September 30, 2024	3,600	$65.00 - $90.65
Oil – WTI Costless Collars	October 1, 2024 to December 31, 2024	39,000	$60.00 - $82.50
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	36,000	$60.00 - $77.00
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	20,400	$60.00 - $75.40
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	1,350	$65.00 - $82.54
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	21,000	$65.00 - $82.00
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	750	$65.00 - $80.50
Subsequent to year-end, the Company entered into the following additional financial commodity contracts:

		Total Volume Hedged	Price
Commodity Contract	Period	(BBLS)	($/BBL)
Oil – WTI Costless Collars	April 1, 2024 to June 30, 2024	15,000	$65.45 - $86.00
Oil – WTI Swap	May 1, 2024 to June 30, 2024	9,600	$85.67
Oil – WTI Costless Collars	May 1, 2024 to June 30, 2024	15,600	$71.50 - $96.25
Oil – WTI Costless Collars	July 1, 2024 to September 30, 2024	15,000	$63.80 - $84.50
Oil – WTI Costless Collars	July 1, 2024 to September 30, 2024	13,800	$67.75 - $89.85
Oil – WTI Costless Collars	July 1, 2024 to September 30, 2024	24,000	$69.50 - $93.25
Oil – WTI Costless Collars	October 1, 2024 to December 31, 2024	15,000	$62.35 - $82.70
Oil – WTI Costless Collars	October 1, 2024 to December 31, 2024	13,800	$65.75 - $87.10
Oil – WTI Costless Collars	October 1, 2024 to December 31, 2024	1,200	$61.00 - $81.46
Oil – WTI Costless Collars	October 1, 2024 to December 31, 2024	2,400	$60.00 - $78.23
Oil – WTI Costless Collars	October 1, 2024 to December 31, 2024	24,000	$67.50 - $89.50
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	15,000	$64.25 - $84.60
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	14,400	$66.25 - $87.75
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	16,200	$65.50 - $86.25
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	3,000	$59.50 - $79.00
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	5,700	$60.80 - $74.07
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	13,200	$64.50 - $85.70
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	10,800	$64.00 - $84.00
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	21,900	$63.25 - $83.65
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	10,800	$62.75 - $82.00

SCHEDULE OF REALIZED AND UNREALIZED GAINS/LOSSES FROM THE FINANCIAL COMMODITY CONTRACTS

The realized and unrealized gains/losses from the financial commodity contracts are as follows:

	December 31,
	2023	2022

Realized loss on financial commodity contracts	$(1,379)	(4,050)

Unrealized gain on financial commodity contracts	$1,813	461